Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation

29. Share-based compensation

On December 15, 2022, the Board of Directors of the Company approved a Long-Term Incentive Plan including two sub-plans, the Restricted Shares Plan 2023-2027 and the Performance Shares Plan 2023-2027, with a duration of 5 years, running from January 1, 2023 until December 31, 2027. Both sub-plans are divided into three cycles, from January 2023 to December 2025 (“First Vesting Period”); from January 2024 to December 2026 (“Second Vesting Period”); and from January 2025 to December 2027 (“Third Vesting Period”).

On January 3, 2023 and on January 3, 2024 the beneficiaries of the new Long Term Incentive Plan received a letter that granted them the right to obtain the transfer free of charge of a certain number of shares for the First Vesting Period and the Second Vesting Period, respectively, if the underlying conditions were met. For the Third Vesting Period, the grant letter was delivered to the beneficiaries on August 11, 2025.

The Restricted Shares Plan forms part of Stevanato Group’s long-term remuneration policy wherein Restricted Shares represent 50% of a beneficiary's grant target pay opportunity, while Performance Shares represent the other 50% of the beneficiary's grant target pay opportunity.

For each vesting period, the granting of awards under the Restricted Shares Plan is subject to the satisfaction of the following presence condition: shares shall not vest unless, at the end of the presence period related to each installment (3 equal annual installments), the relationship between the participant and Stevanato Group is still in existence, unless otherwise determined by the Chief Executive Officer. The presence period for each participant varies according to each participant's vesting schedule and is identified with the period between the grant of rights date and each installment-vesting schedule.

The right to the award of shares under the Performance Shares Plan, for each vesting period (3 years cliff vesting), is subject to the positive outcome of the determination of the Board of Directors relating to two different performance targets:

I. Revenue Growth Performance Criterion: 50% of the target number of shares shall vest if the Group achieves the targets in relation to the revenue growth performance criterion;

II. ROIC Performance Criterion: 50% of the target number of shares shall vest if the Group achieves the targets in relation to the ROIC Performance Criterion. ROIC is calculated as Net Operating Profit After Taxes divided by Average Invested Capital (average of the beginning and end of each fiscal year).

The performance target level, minimum target, overachievement target and maximum target of each performance criterion, for each vesting period, were communicated to the beneficiaries with the grant letter. In case of overperformance, the percentage of shares vested could be up to 200%.

The fair values of the Restricted Share Unit (RSU) and Performance Share Unit (PSU) awards were measured using the share price on the grant date adjusted for expected annual dividend yield of 0.30%, 0.25% and 0.29%, respectively, for the First Vesting Period, the Second Vesting Period and the Third Vesting Period, as these RSU and PSU awards do not have the right to receive ordinary dividends prior to vesting. With respect to the Third Vesting, for the purposes of recognizing the service received during the period between service commencement date and grant date, an estimate of the grant date fair value was initially used. Following the establishment of the grant date, the earlier estimates were revised so that the amounts recognized for services received are based on the grant date fair value of the equity instruments. This revision has been treated as a change in estimate.

	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027 - further assignments	Long Term Incentive Plan 2023 -2027	Long Term Incentive Plan 2023 -2027 - further assignments
	Granted in 2023	Granted in 2024	Granted in 2024	Granted in 2025	Granted in 2025
Performance Share Units (PSUs)	EUR 16.44	EUR 23.03	EUR 16.92	EUR 18.64	—
Restricted Share Units (RSUs) - I Installment	EUR 16.54	EUR 23.16	EUR 17.03 - 17.43 - 18.67	EUR 18.75	EUR 19.68
Restricted Share Units (RSUs) - II Installment	EUR 16.49	EUR 23.11	EUR 16.98 - 17.39 - 18.62	EUR 18.69	EUR 19.62
Restricted Share Units (RSUs) - III Installment	EUR 16.44	EUR 23.03	EUR 16.92 - 17.34 - 18.56	EUR 18.64	EUR 19.57

Changes to the outstanding number of PSU and RSU awards under the equity incentive plans of the Group are as follows:

number of shares	Outstanding PSUs	Outstanding RSUs
At January 1, 2023	—	—
Granted (*)	145,670	145,670
Forfeited	(1,390)	(1,390)
At December 31, 2023	144,280	144,280
Granted (**)	84,321	109,037
Forfeited	(42,471)	(40,794)
Vested (***)	—	(40,484)
At December 31, 2024	186,130	172,039
Granted (****)	205,110	130,344
Forfeited	(132,696)	(73,401)
Vested (*****)	—	(82,253)
At December 31, 2025	258,544	146,729

*Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the First Vesting Period

**Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the Second Vesting Period

***The vested shares related to the RSUs I Installment were awarded to the beneficiaries on June 10, 2024

****Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the Third Vesting Period.
*****The vested shares related to the RSUs II Installment for the First Vesting Period and the RSUs I Installment for the Second Vesting Period were awarded to the beneficiaries on June 10 and 13, 2025 and September 11, 2025.

At the Company's shareholders' meeting held on May 22, 2024, the shareholders passed certain resolutions relating to the remuneration of the Company's Board of Directors, with the exception of Mr. Franco Moro, which included a component in kind represented by the award of ordinary shares of the Company provided that the relevant directors were still in office as of the date of the shareholders' meeting approving the financial statements of the Company for the fiscal year ending December 31, 2024. The fair value of the shares granted to the Board members amounted to EUR 17.85 and was measured using the share price on the grant date adjusted for the present value of the dividend, which they would have not received during the vesting period. On June 10 and 13, 2025, the vested shares were awarded to the beneficiaries.

As a component of each member of the Board of Directors' compensation for the period elapsing from the Company's shareholders' meeting held on May 23, 2025 and the shareholders' meeting approving the financial statements of the Company for the fiscal year ending December 31, 2025, the shareholders established a grant of the Company's ordinary shares. The unit fair value of shares granted amounted to EUR 19.69 and was measured using the share price on the grant date adjusted for the present value of the dividend, which they will not receive during the vesting period.

Changes to the outstanding number of shares for the share-based compensation of Board members are as follows:

number of shares	Outstanding RSUs
At January 1, 2024	44,996
Granted (*)	22,750
Vested (**)	(44,996)
Forfeited	(3,250)
At December 31, 2024	19,500
Granted (***)	39,800
Vested (****)	(19,500)
At December 31, 2025	39,800

*Granted on May 22, 2024

**The vested shares were granted to Board members in 2022 and 2023 and were subject to the condition of tenure until the date of approval of the financial statements of the Company as at December 31, 2023. The vested shares were awarded to the beneficiaries on June 10, 2024.

*** Granted on May 23, 2025.

****The vested shares that were granted in 2024 were awarded to the Board members on June 10 and 13, 2025.

On May 23, 2025, the Board of Directors resolved to grant Franco Stevanato, as Chief Executive Officer, a long term incentive award of Ordinary Shares based on performance share units for the three year period 2025 - 2027, with a target opportunity of EUR 1,820 thousand.

For the year ended December 31, 2025 and 2024, the Company recognized EUR 1,756 thousand and EUR 2,394 thousand, respectively, as share-based compensation expense, with a corresponding increase to other reserves within equity, in connection with the shares awards granted to employees and members of the Board of Directors. At December 31, 2025, unrecognized compensation expense amounted to EUR 2,959 thousand (EUR 1,669 thousand at December 31, 2024, based on the assumptions at that date) and is expected to be recognized over the remaining vesting periods through 2026 and 2027 based on current assumptions.